Incorporated herein by reference is a supplement to the prospectus of MFS International Value Portfolio (File No. 002-83616), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on February 28, 2013 (SEC Accession No. 0000912938-13-000142).